Investment properties (Details) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017
Disclosure of detailed information about investment property [line items]
Fair value as of beginning		$ 35,916,882		$ 32,234,096
Additions		1,346,670		679,067
Incorporation as result of business combination (Note 15)		106,795
Capitalization of financial costs		14,385		2,310
Capitalization of financial costs (Note 27)		18,160		24,798
Depreciation of capitalized lease costs	[1]	(4,440)		(2,002)
Transfers
Transfer to trading properties (Note 10 & 11)		(3,026)		(13,617)
Disposals		(30,732)		(141,183)
Net gain from fair value adjustment on investment properties		16,690,117	[2]	3,133,413	[3]
Fair value as of end		54,054,811		35,916,882
Shopping Malls [Member] | Level 3 [Member]
Disclosure of detailed information about investment property [line items]
Fair value as of beginning		28,560,779		26,425,132
Additions		106,901		100,002
Incorporation as result of business combination (Note 15)
Capitalization of financial costs
Capitalization of financial costs (Note 27)		12,930		1,397
Depreciation of capitalized lease costs	[1]	(1,961)		(636)
Transfers		343
Transfer to trading properties (Note 10 & 11)				(13,617)
Disposals		(1,250)
Net gain from fair value adjustment on investment properties		11,200,624	[2]	2,048,501	[3]
Fair value as of end		39,878,366		28,560,779
Office And Other Rental Properties [Member] | Level 2 [Member]
Disclosure of detailed information about investment property [line items]
Fair value as of beginning		5,598,753		4,446,294
Additions		504		466,332
Incorporation as result of business combination (Note 15)
Capitalization of financial costs
Capitalization of financial costs (Note 27)		3,940		3,349
Depreciation of capitalized lease costs	[1]	(2,479)		(1,366)
Transfers				(80,160)
Transfer to trading properties (Note 10 & 11)		(3,026)
Disposals		(29,482)		(141,183)
Net gain from fair value adjustment on investment properties		4,060,764	[2]	905,487	[3]
Fair value as of end		9,628,974		5,598,753
Undeveloped Parcels Of Land [Member] | Level 2 [Member]
Disclosure of detailed information about investment property [line items]
Fair value as of beginning		1,158,695		1,355,500
Additions		256,505		5,539
Incorporation as result of business combination (Note 15)
Capitalization of financial costs
Capitalization of financial costs (Note 27)
Depreciation of capitalized lease costs	[1]
Transfers				(330,366)
Transfer to trading properties (Note 10 & 11)
Disposals
Net gain from fair value adjustment on investment properties		979,377	[2]	128,022	[3]
Fair value as of end		2,394,577		1,158,695
Properties Under Development [Member] | Level 2 [Member]
Disclosure of detailed information about investment property [line items]
Fair value as of beginning		598,655		7,170
Additions		982,760		107,194
Incorporation as result of business combination (Note 15)
Capitalization of financial costs		14,385		2,310
Capitalization of financial costs (Note 27)		1,290		20,052
Depreciation of capitalized lease costs	[1]
Transfers		(343)		410,526
Transfer to trading properties (Note 10 & 11)
Disposals
Net gain from fair value adjustment on investment properties		403,772	[2]	51,403	[3]
Fair value as of end		2,000,519		598,655
Others [Member] | Level 3 [Member]
Disclosure of detailed information about investment property [line items]
Fair value as of beginning	[4]
Additions
Incorporation as result of business combination (Note 15)		106,795
Capitalization of financial costs	[4]
Capitalization of financial costs (Note 27)	[4]
Depreciation of capitalized lease costs	[1],[4]
Transfers	[4]
Transfer to trading properties (Note 10 & 11)	[4]
Disposals	[4]
Net gain from fair value adjustment on investment properties	[4]	45,580	[2]		[3]
Fair value as of end	[4]	$ 152,375

[1]	As of June 30, 2018 and 2017 depreciation charges were included in "Costs" in the amount of Ps 4,440 and Ps. 2,002, respectively, in the statement of comprehensive income (Note 25)
[2]	For fiscal year 2018 the net impact in the peso values of the Company's properties was primarily a consequence of the change in the macroeconomic conditions: (i) depreciation of Argentine peso of 73% against the U.S. dollar; (ii) an increase in the projected inflation rate, with the resulting increase in the cash flow of revenues of shopping malls; (iii) an increase of 44 basis points in the discount rate; and (iv) an additional effect due to in the income tax rate used in the methodology applied to value discounted cash flows; such amendment was set forth by the fiscal reform recently approved (See note 20). The values of our shopping mall properties increased 40.4% during the fiscal year ended June 30, 2018, largely due to the change in the applicable income tax rate and the impact of the depreciation of the peso, partially offset by an increase in the discount rate. The value of our office buildings increased 85.7% during the fiscal year ended June 30, 2018 largely as a result of the impact of the depreciation of the peso and higher rental rates for our properties.
[3]	For fiscal year 2017 the increase in the value of our investment properties as measured in Pesos was primarily due to: (i) a 16 basis points decrease in the discount rate applied in calculating the discounted cash flows appraisal method to appraise our shopping mall properties that resulted in increases in value, mainly as a result of macroeconomic improvements that led to a decrease in the cost of capital; and (ii) the Peso depreciated by approximately 11% against the U.S. dollar. The value of our offices properties is booked in U.S. dollars per accepted practice in the Argentine real estate. The appraised values of our shopping mall properties increased 8.1% during fiscal 2017 largely due to a decreased in our capital cost. The appraised value of our office buildings increased 40.3% in fiscal 2017 largely as a result of the impact of the depreciation of the Peso and higher rental rates during the period.
[4]	Corresponds to the DirectTV Arena Stadium.